INVESTMENT IN JOINT VENTURE (Tables)	12 Months Ended
Jun. 30, 2021
INVESTMENT IN JOINT VENTURE [Abstract]
Investments in Joint Venture

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Opening balance	331	227	392
Return on investment during the year	—	—	(96)
Dividend received during the year	(650)	(430)	(420)
Share of profit for the year	577	534	351
Ending balance	258	331	227

Summarized Financial Information of Joint Venture Accounted for Using Equity Method

Summarized financial information of equity accounted Joint Venture from the financial statements of Lake Ball LLC is as follows:

	For the Year Ended
	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)

Revenue	4,342	3,152	2,140
Profit after tax	1,215	1,124	739
Other comprehensive income	—	—	—
Total comprehensive income	1,215	1,124	739